AFS and HTM Debt Securities, Unrealized Loss Position, by Credit Rating (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale debt securities:
Gross unrealized losses	$ (4,218)	$ (1,871)
Fair Value	269,912	276,407	[1]
Held-to-maturity debt securities:
Gross unrealized losses	(2,819)	(828)
Fair value	142,115	138,985
Total AFS and HTM Debt securities:
Gross unrealized losses	(7,037)	(2,699)
Fair Value	412,027	415,392
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Gross unrealized losses	(106)	(108)
Fair Value	13,348	6,319
Held-to-maturity debt securities:
Gross unrealized losses	(415)	(103)
Fair value	44,340	44,806
Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Gross unrealized losses	(446)	(439)
Fair Value	49,264	51,326
Held-to-maturity debt securities:
Gross unrealized losses	(116)	(43)
Fair value	6,200	6,354
Mortgage-backed securities [Member]
Available-for-sale debt securities:
Gross unrealized losses	(3,167)	(1,276)
Fair Value	160,203	169,392
Federal agencies [Member]
Available-for-sale debt securities:
Gross unrealized losses	(3,140)	(1,272)
Fair Value	153,203	160,219
Held-to-maturity debt securities:
Gross unrealized losses	(2,288)	(682)
Fair value	91,509	87,046
Residential [Member]
Available-for-sale debt securities:
Gross unrealized losses	(5)	(2)
Fair Value	2,775	4,608
Commercial [Member]
Available-for-sale debt securities:
Gross unrealized losses	(22)	(2)
Fair Value	4,225	4,565
Corporate debt securities [Member]
Available-for-sale debt securities:
Gross unrealized losses	(90)	(40)
Fair Value	6,271	7,666
Collateralized loan obligations [Member]
Available-for-sale debt securities:
Gross unrealized losses	(396)	(3)
Fair Value	35,343	36,056
Held-to-maturity debt securities:
Gross unrealized losses	0	0
Fair value	66	665
Other [Member]
Available-for-sale debt securities:
Gross unrealized losses	(13)	(5)
Fair Value	5,483	5,648
Held-to-maturity debt securities:
Gross unrealized losses	0	0
Fair value	0	114
Unrated Investment Grade Securities [Member]
Total AFS and HTM Debt securities:
Gross unrealized losses	(20)	(32)
Fair Value	5,200	6,900
Investment grade [Member]
Available-for-sale debt securities:
Gross unrealized losses	(4,113)	(1,812)
Fair Value	181,050	122,804
Held-to-maturity debt securities:
Gross unrealized losses	(2,809)	(826)
Fair value	128,545	72,717
Total AFS and HTM Debt securities:
Gross unrealized losses	(6,922)	(2,638)
Fair Value	309,595	195,521
Investment grade [Member] | Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Gross unrealized losses	(106)	(108)
Fair Value	6,702	6,274
Held-to-maturity debt securities:
Gross unrealized losses	(415)	(103)
Fair value	41,978	12,745
Investment grade [Member] | Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Gross unrealized losses	(425)	(412)
Fair Value	18,447	17,763
Held-to-maturity debt securities:
Gross unrealized losses	(116)	(43)
Fair value	4,590	2,183
Investment grade [Member] | Mortgage-backed securities [Member]
Available-for-sale debt securities:
Gross unrealized losses	(3,162)	(1,274)
Fair Value	125,525	97,475
Investment grade [Member] | Federal agencies [Member]
Available-for-sale debt securities:
Gross unrealized losses	(3,140)	(1,272)
Fair Value	123,231	97,250
Held-to-maturity debt securities:
Gross unrealized losses	(2,278)	(680)
Fair value	81,977	57,789
Investment grade [Member] | Residential [Member]
Available-for-sale debt securities:
Gross unrealized losses	(2)	(1)
Fair Value	295	42
Investment grade [Member] | Commercial [Member]
Available-for-sale debt securities:
Gross unrealized losses	(20)	(1)
Fair Value	1,999	183
Investment grade [Member] | Corporate debt securities [Member]
Available-for-sale debt securities:
Gross unrealized losses	(17)	(13)
Fair Value	791	304
Investment grade [Member] | Collateralized loan obligations [Member]
Available-for-sale debt securities:
Gross unrealized losses	(396)	(3)
Fair Value	28,859	519
Held-to-maturity debt securities:
Gross unrealized losses	0	0
Fair value	0	0
Investment grade [Member] | Other [Member]
Available-for-sale debt securities:
Gross unrealized losses	(7)	(2)
Fair Value	726	469
Non-investment grade [Member]
Available-for-sale debt securities:
Gross unrealized losses	(105)	(59)
Fair Value	2,264	785
Held-to-maturity debt securities:
Gross unrealized losses	(10)	(2)
Fair value	399	168
Total AFS and HTM Debt securities:
Gross unrealized losses	(115)	(61)
Fair Value	2,663	953
Non-investment grade [Member] | Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Gross unrealized losses	0	0
Fair Value	0	0
Held-to-maturity debt securities:
Gross unrealized losses	0	0
Fair value	0	0
Non-investment grade [Member] | Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Gross unrealized losses	(21)	(27)
Fair Value	316	182
Held-to-maturity debt securities:
Gross unrealized losses	0	0
Fair value	0	0
Non-investment grade [Member] | Mortgage-backed securities [Member]
Available-for-sale debt securities:
Gross unrealized losses	(5)	(2)
Fair Value	224	114
Non-investment grade [Member] | Federal agencies [Member]
Available-for-sale debt securities:
Gross unrealized losses	0	0
Fair Value	0	0
Held-to-maturity debt securities:
Gross unrealized losses	(10)	(2)
Fair value	399	168
Non-investment grade [Member] | Residential [Member]
Available-for-sale debt securities:
Gross unrealized losses	(3)	(1)
Fair Value	172	63
Non-investment grade [Member] | Commercial [Member]
Available-for-sale debt securities:
Gross unrealized losses	(2)	(1)
Fair Value	52	51
Non-investment grade [Member] | Corporate debt securities [Member]
Available-for-sale debt securities:
Gross unrealized losses	(73)	(27)
Fair Value	1,472	438
Non-investment grade [Member] | Collateralized loan obligations [Member]
Available-for-sale debt securities:
Gross unrealized losses	0	0
Fair Value	0	0
Held-to-maturity debt securities:
Gross unrealized losses	0	0
Fair value	0	0
Non-investment grade [Member] | Other [Member]
Available-for-sale debt securities:
Gross unrealized losses	(6)	(3)
Fair Value	$ 252	$ 51

[1]	(2)Financial information for the prior period has been revised to reflect presentation changes in connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.